Fair Value Measurements - Narratives (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Recurring | Level 3 | SAFE notes
Fair Value Measurements
Fair value of the SAFE Notes	$ 0	$ 46,042,000	$ 13,340,000